Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 96.9%
Auto Components – 0.9%
Aptive PLC*	5,030	$304,214
Banks – 1.1%
HDFC Bank Ltd (ADR)	5,943	379,520
Biotechnology – 1.8%
Vertex Pharmaceuticals Inc*	1,537	618,950
Building Products – 3.5%
Advanced Drainage Systems Inc	3,325	384,370
Cie de Saint-Gobain	9,280	816,760
		1,201,130
Capital Markets – 1.2%
S&P Global Inc	817	406,891
Construction & Engineering – 0.9%
Stantec Inc	4,126	323,753
Diversified Financial Services – 3.8%
Mastercard Inc - Class A	1,701	895,695
Walker & Dunlop Inc	4,114	399,922
		1,295,617
Electric Utilities – 1.5%
SSE PLC	25,383	509,335
Electrical Equipment – 8.5%
Legrand SA	5,656	547,285
NEXTracker Inc - Class A*	7,863	287,235
nVent Electric PLC	3,669	250,079
Prysmian SpA	10,743	689,120
Schneider Electric SE	4,565	1,128,291
		2,902,010
Electronic Equipment, Instruments & Components – 5.7%
Keyence Corp	1,100	447,635
Keysight Technologies Inc*	2,866	460,366
Murata Manufacturing Co Ltd	24,000	383,614
TE Connectivity PLC	4,464	638,218
		1,929,833
Entertainment – 4.1%
Nintendo Co Ltd	6,600	384,479
Spotify Technology SA*	2,253	1,007,947
		1,392,426
Food Products – 0.3%
McCormick & Co Inc/MD	1,427	108,794
Health Care Equipment & Supplies – 0.9%
Lantheus Holdings Inc*	3,415	305,506
Nanosonics Ltd*	9,560	17,765
		323,271
Health Care Providers & Services – 5.0%
Encompass Health Corp	5,324	491,671
Humana Inc	2,027	514,270
McKesson Corp	1,224	697,570
		1,703,511
Independent Power and Renewable Electricity Producers – 1.8%
Boralex Inc - Class A	20,889	417,257
Innergex Renewable Energy Inc	37,732	211,328
		628,585
Industrial Real Estate Investment Trusts (REITs) – 0.8%
Prologis Inc	2,566	271,226
Information Technology Services – 1.3%
CGI Inc	4,037	441,758
Insurance – 11.7%
AIA Group Ltd	81,000	585,967
Arthur J Gallagher & Co	2,949	837,074
Intact Financial Corp	4,153	756,254
Marsh & McLennan Cos Inc	3,517	747,046
Progressive Corp/The	4,398	1,053,805
		3,980,146
Leisure Products – 1.0%
Shimano Inc	2,500	337,285

	Shares	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.8%
ICON PLC*	2,943	$617,177
Machinery – 6.6%
Knorr-Bremse AG	7,935	578,197
Wabtec Corp	5,532	1,048,812
Xylem Inc/NY	5,269	611,310
		2,238,319
Pharmaceuticals – 0.8%
Eli Lilly & Co	368	284,096
Professional Services – 1.9%
Wolters Kluwer NV	3,846	637,815
Road & Rail – 1.8%
Uber Technologies Inc*	9,956	600,546
Semiconductor & Semiconductor Equipment – 10.3%
ASML Holding NV	999	702,478
Infineon Technologies AG	10,593	344,022
Lam Research Corp	6,404	462,561
NVIDIA Corp	12,429	1,669,090
Texas Instruments Inc	1,830	343,143
		3,521,294
Software – 10.6%
Autodesk Inc*	2,290	676,855
Cadence Design Systems Inc*	1,938	582,292
Microsoft Corp	4,695	1,978,943
SAP SE	1,548	378,792
		3,616,882
Specialized Real Estate Investment Trusts (REITs) – 1.4%
Equinix Inc	494	465,788
Specialty Retail – 1.5%
Home Depot Inc	1,270	494,017
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	8,412	428,255
Wireless Telecommunication Services – 3.1%
T-Mobile US Inc	4,745	1,047,364
Total Common Stocks (cost $26,131,572)		33,009,808
Investment Companies – 3.2%
Money Markets – 3.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $1,082,820)	1,082,604	1,082,820
Total Investments (total cost $27,214,392) – 100.1%		34,092,628
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(50,230)
Net Assets – 100%		$34,042,398

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$20,506,362	60.1%
France	2,492,336	7.3
Canada	2,150,350	6.3
Japan	1,553,013	4.6
Netherlands	1,340,293	3.9
Germany	1,301,011	3.8
Ireland	1,255,395	3.7
Sweden	1,007,947	3.0
Italy	689,120	2.0
Hong Kong	585,967	1.7
United Kingdom	509,335	1.5
India	379,520	1.1
Jersey	304,214	0.9
Australia	17,765	0.1
Total	$34,092,628	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 3.2%
Money Markets - 3.2%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$541,362	$2,620,231	$(2,078,773)	$-	$-	$1,082,820	1,082,604	$9,163

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$384,370	$816,760	$-
Electric Utilities	-	509,335	-
Electrical Equipment	537,314	2,364,696	-
Electronic Equipment, Instruments & Components	1,098,584	831,249	-
Entertainment	1,007,947	384,479	-
Health Care Equipment & Supplies	305,506	17,765	-
Insurance	3,394,179	585,967	-
Leisure Products	-	337,285	-
Machinery	1,660,122	578,197	-
Professional Services	-	637,815	-
Semiconductor & Semiconductor Equipment	2,474,794	1,046,500	-
Software	3,238,090	378,792	-
All Other	10,420,062	-	-
Investment Companies	-	1,082,820	-
Total Assets	$24,520,968	$9,571,660	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70234 02-25